Restatement of Previously Issued Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements
2. Restatement of Previously Issued Financial Statements
Subsequent to the issuance of the Company’s Consolidated Financial Statements for the nine months ended September 30, 2022, the Company has restated its Consolidated Financial Statements with respect to the treatment of the cryptocurrency sale proceeds, beginning cash related to restricted cash and the purchases of fixed assets with long-term deposits.
There is a restatement related to the reclass in the recognition of realized gain or loss in sale of cryptocurrencies as well as the purchases of fixed assets from long term deposits. The Company reclassed the proceeds from the sale of cryptocurrencies from operating activities to investing activities on the consolidated statements of cash flows. The Company reclassed the long-term deposits used to purchase fixed assets from operating activities to investing activities. The Company also restated the beginning balance of cash to include restricted and unrestricted cash for the beginning of the period. These restatements did not result in any change in total net income (loss) from operations or the cash balances for the nine months ended September 30, 2022.

	Nine Months Ended September 30, 2022
	As Reported	Adjustment	As Restated
Beginning balance of cash	$286	$323	$609
Net cash provided by (used in) operating activities	19,011	(29,472)	(10,461)
Net cash used in investing activities	(27,008)	29,472	2,464
Ending cash balance	2,070	323	2,393

3. Restatement of Previously Issued Financial Statements
Restatement of 2021 Consolidated Statements of Operations
After the issuance of the Company’s consolidated financial statements as of and for the year ended December 31, 2021, the Company has restated its consolidated financial statements as of and for the year ended December 31, 2021 with respect to the treatment of the net gain or loss on sale of cryptocurrencies and the restricted cash restatement.
The Company has reclassified realized gains and losses from the sale of cryptocurrencies from nonoperating income to operating income on the accompanying statement of operations. The restatement did not result in any change in total net income (loss) from operations or total cash balances, including restricted cash, for the year ended December 31, 2021.
The effect of the restatements on the Consolidated Statements of Operations for the year ended December 31, 2021 are summarized in the following tables:

	Year Ended December 31, 2021
	As Reported	Adjustment	As Restated
Total revenue, net	$30,826	$—	$30,826
Total operating expenses	27,548	(16,451)	11,097
(Loss) income from operations	4,234	16,451	20,685
Total other (expense) income	(15,094)	(16,451)	(31,545)

(Loss) income before income taxes	(10,860)	—	(10,860)

Restatement of 2022 and 2021 Consolidated Statements of Cash Flows
After the issuance of the Company’s consolidated financial statements as of and for the years ended December 31, 2022 and 2021, the Company restated its consolidated statements of cash flows for the years ended December 31, 2022 and 2021 with respect to the treatment of the cash proceeds related to the sale of cryptocurrencies which have been reclassified from cash flows from operating activities to cash flows from investing activities. The Company also restated its consolidated statements of cash flows for the year ended December 31, 2022 with respect to the treatment of the deposits applied to the purchase of property and equipment. Additionally, the Company added a supplemental disclosure for non-cash deposits used in purchases of miner chips.
The Company initially restated the statement of cash flows for the year ended December 31, 2021 to reclassify the cash proceeds related to the sale of cryptocurrencies from investing activities to operating activities. This initial restatement of the statement of cash flows for the year ended December 31, 2021 is the basis for why the restatement after the issuance of the financial statements as of and for the years ended December 31, 2022 and 2021 is necessary.
The restatement did not result in any change in total net income (loss) from operations or total cash balances, including restricted cash, for the years ended December 31, 2022 and 2021.
The effect of the restatements on the Consolidated Statement of Cash Flows for the year ended December 31, 2022 and 2021 are summarized in the following tables:

	Year Ended December 31, 2022
	As Reported	Adjustment	As Restated
Beginning balance of cash	$609	$—	$609
Net cash provided by (used in) operating activities	13,091	(32,586)	(19,495)
Net cash provided by (used in) investing activities	(26,612)	32,586	5,974
Ending cash balance	969	—	969

	Year Ended December 31, 2021
	As Reported	Adjustment	As Restated
Beginning balance of cash	$31	$—	$31
Net cash provided by (used in) operating activities	12,354	(27,173)	(14,819)
Net cash provided by (used in) investing activities	(23,671)	27,173	3,502
Ending cash balance	609	—	609